Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Expenses by nature
Salaries, social security costs and other personnel expenses	$ 96,294	$ 87,391	$ 88,507
Depreciation and amortization	10,510	9,130	9,838
Fees and payments for services	13,224	15,884	17,034
Maintenance, security, cleaning, repairs and others	59,000	50,330	48,191
Advertising and other selling expenses	19,824	20,204	26,063
Taxes, rates and contributions	28,359	25,107	25,883
Director's fees	18,302	18,678	46,983
Leases and service charges	3,494	2,266	3,899
Allowance for doubtful accounts, net	1,134	877	461
Other expenses	5,990	6,432	5,704
Total cost and expense	276,357	247,653	282,994
Statement [Line Items]
Cost of sale of goods and services	20,226	11,354	10,431
General And Administrative Expenses [Member]
Expenses by nature
Salaries, social security costs and other personnel expenses	29,313	28,655	29,090
Depreciation and amortization	1,852	1,935	2,811
Fees and payments for services	7,380	9,386	9,420
Maintenance, security, cleaning, repairs and others	5,675	5,678	5,138
Advertising and other selling expenses	53	97	39
Taxes, rates and contributions	2,931	3,279	3,015
Director's fees	18,302	18,678	46,983
Leases and service charges	573	585	932
Allowance for doubtful accounts, net	0	0	0
Other expenses	2,560	2,856	2,642
Total cost and expense	68,639	71,149	100,070
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Costs [Member]
Expenses by nature
Salaries, social security costs and other personnel expenses	63,357	55,028	55,879
Depreciation and amortization	8,126	6,708	6,951
Fees and payments for services	4,224	3,904	2,756
Maintenance, security, cleaning, repairs and others	53,253	44,575	42,996
Advertising and other selling expenses	15,915	17,049	24,345
Taxes, rates and contributions	12,525	8,624	10,390
Director's fees	0	0	0
Leases and service charges	2,889	1,641	2,901
Allowance for doubtful accounts, net	0	0	0
Other expenses	3,221	3,421	2,910
Total cost and expense	183,736	152,304	159,559
Statement [Line Items]
Cost of sale of goods and services	20,226	11,354	10,431
Selling Expenses [Member]
Expenses by nature
Salaries, social security costs and other personnel expenses	3,624	3,708	3,538
Depreciation and amortization	532	487	76
Fees and payments for services	1,620	2,594	4,858
Maintenance, security, cleaning, repairs and others	72	77	57
Advertising and other selling expenses	3,856	3,058	1,679
Taxes, rates and contributions	12,903	13,204	12,478
Director's fees	0	0	0
Leases and service charges	32	40	66
Allowance for doubtful accounts, net	1,134	877	461
Other expenses	209	155	152
Total cost and expense	23,982	24,200	23,365
Statement [Line Items]
Cost of sale of goods and services	$ 0	$ 0	$ 0